Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	24.00%	10.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	20.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		18.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%	12.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%	15.00%